STOCK BASED COMPENSATION PLANS - Share-based Compensation Fair Value Assumptions (Details) - Stock Incentive Plan - Share-based Payment Arrangement, Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share of options granted during the year (in dollars per share)	$ 43.69	$ 37.88	$ 38.84
Assumptions
Expected annual dividend yield	2.55%	2.60%	2.50%
Expected volatility	23.21%	21.45%	22.42%
Risk-free rate of return	4.03%	4.08%	3.94%
Expected option term (years)	4 years 11 months 1 day	4 years 10 months 13 days	4 years 10 months 9 days